Cover		12 Months Ended
	Mar. 08, 2022	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Luna Innovations Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52008
Entity Tax Identification Number	54-1560050
Entity Address, Address Line One	301 1st Street SW
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Roanoke
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24011
City Area Code	540
Local Phone Number		769-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001239819